Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,257,273
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	H1

Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	€ 4,555	€ 4,900
Net Trade accounts and notes receivable	12,249	14,981
Other receivables	525	720
Inventories	4,459	3,920
Deferred tax assets	32	26
Other assets, current portion	501	621
Short-term investment	3,513	1,572
Total current assets	25,834	26,740
Noncurrent Assets
Property and equipment, net	2,128	2,534
Intangible assets, net	89	68
Goodwill	2,412	2,412
Deposits and other non-current assets	413	484
Total assets	30,875	32,238
Current liabilities
Trade accounts and notes payable	5,328	6,295
Deferred revenues, current portion	817	418
Social security and other payroll withholdings taxes	685	767
Employee absences compensation	493	444
Income taxes payable	(3)	31
Other accrued liabilities	3,244	2,965
Short-term borrowings	1,801	1,700
Current portion of capital lease obligations	460	557
Current portion of long-term debt	248	238
Convertible debentures carried at fair value	0	7,085
Financial instruments carried at fair value, current	0	195
Total current liabilities	13,075	20,694
Deferred revenues, non current	70	258
Capital lease obligations, non current	544	695
Non convertible debentures carried at fair value	4,203	0
Financial instruments carried at fair value, non current	1,880	0
Long-term debt, non current	591	720
Other long-term liabilities	957	1,158
Total liabilities	21,322	23,525
Shareholders' equity
at June 30, 2012 and at December 31, 2011, respectively	2,423	1,784
Additional paid-in capital	46,065	39,784
Retained earnings	(33,973)	(28,093)
Cumulative other comprehensive loss	(3,790)	(3,590)
Treasury stock, at cost; 381,528 shares at June 30'12 & at Dec.31, 2011	(1,172)	(1,172)
Total shareholders' equity	9,553	8,714
Total liabilities and shareholders' equity	€ 30,875	€ 32,238

Statement of Financial Position (Parenthetical) (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528
Common Stock [Member]
Common Stock, Par Value Per Share	0.13	0.13
Common Stock, Shares, Issued	18,638,801	13,726,532
Common Stock, Shares, Outstanding	18,257,273	13,345,004

Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Revenues
Sales of goods	€ 6,212		€ 3,736
Sales of RPPs & leases	2,201		2,352
Sales of spare parts and services	2,550		2,537
Warrants granted	0		0
Total sales	10,963		8,625
Total net sales	10,963		8,625
Other revenues	0		25
Total revenues	10,963		8,650
Cost of goods	(3,575)		(2,259)
Cost of RPPs & leases	(1,243)		(1,210)
Cost of spare parts and services	(1,850)		(1,681)
Total cost of sales	(6,667)		(5,150)
Gross profit	4,296		3,500
Operating Expenses
Research and development expenses	(1,563)		(1,182)
Selling and marketing expenses	(2,959)		(2,763)
General and administrative expenses	(1,718)		(1,485)
Non-recurring operating expenses	0		0
Loss from operations	(1,943)		(1,930)
Nonoperating Income (Expense)
Financial (expense) income, net(2)	(3,941)	[1]	1,194	[1]
Foreign currency exchange gain (loss), net(2)	(11)	[1]	(400)	[1]
Other income (expense), net	40		0
Income (loss) before taxes	(5,855)		(1,136)
Income tax (expense) benefit	(25)		(94)
Net income (loss) (2)	€ (5,880)		€ (1,230)
Earnings per share
Basic net earnings (loss) per share	€ (0.32)	[2]	€ (0.09)	[2]
Diluted net earnings (loss) per share (1)	€ (0.32)		€ (0.09)
Shares outstanding	18,257,273		13,148,421
Diluted shares outstanding (1)	18,619,191	[2]	12,591,364	[2]

[1]	The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21. The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21. The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21.
[2]	Due to the net losses in 2011 and 2012, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in this year was excluded, as the effect would have been anti-dilutive.

Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net income (loss)	€ (5,880)	€ (1,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	453	501
Change in fair value	3,563	(1,632)
Other Non-cash compensation	94	168
Change in allowances for doubtful accounts & slow-moving inventories	83	(2)
Change in long-term provisions	(178)	(169)
Net capital loss on disposals of assets	233	78
Deferred tax expense/(benefit)(6)	(6)	(1)
Operating cash flow	(1,638)	(2,289)
IncreaseDecreaseInOperatingAssetsAnd liabilitiesAbstract
Decrease/(Increase) in trade accounts and notes and other receivables	3,128	1,784
Decrease/(Increase) in inventories	(633)	(916)
Decrease/(Increase) in other assets	309	230
(Decrease)/Increase in trade accounts and notes payable	(1,389)	(1,319)
(Decrease)/Increase in accrued expenses, other current liabilities	200	(371)
Net increase/decrease in operating assets and liabilities	1,615	(592)
Net cash used in operating activities	(24)	(2,880)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(167)	(315)
Net proceeds from sale of leased back assets	15	12
Acquisitions of property and equipment	(63)	(45)
Acquisitions of intangible assets	(40)	(2)
Acquisitions of short term investments	(1,942)	0
Net proceeds from sale of assets	0	115
Decrease/(Increase) in deposits and guarantees	79	(10)
Net cash used in investing activities	(2,117)	(246)
Cash flow from financing activities:
Proceeds from capital increase	2,200	420
Proceeds from long term borrowings, net of financing costs	1,821	188
Repayment of long term borrowings	(2,030)	(191)
Repayment of obligations under capital leases	(262)	(375)
Increase/(decrease) in bank overdrafts and short-term borrowings	101	(235)
Net cash used in financing activities	1,830	(194)
Net effect of exchange rate changes on cash and cash equivalents	(34)	81
Net decrease in cash and cash equivalents	(345)	(3,240)
Cash and cash equivalents at beginning of year	4,900	7,369
Cash and cash equivalents at end of period	€ 4,555	€ 4,129

Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2011	€ (1,172)	€ 1,784	€ 39,784	€ (3,590)	€ (28,093)	€ 8,714
Beginning Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)					(5,880)	(5,880)
Translation adjustment				(200)		(200)
Warrants and stock options granted			838			838
Capital increase		639	5,443			6,082
Capital increase (Shares)						4,912,269
Ending Balance at Jun. 30, 2012	€ (1,172)	€ 2,423	€ 46,065	€ (3,790)	€ (33,973)	€ 9,553
Ending Balance (Shares) at Jun. 30, 2012						18,257,273

Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	€ (5,880)	€ (1,230)

1-Summary Of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
1-Summary Of Significant Accounting Policies [Text Block]
1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1-1 Nature of operations

EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces devices for treating stones of the urinary tract and localized prostate cancer. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy and Asia.

The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.

1-2 Management estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1-3 Consolidation

The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early 1997. Edap Technomed Co. Ltd. was created in late 1996.  EDAP TMS Gmbh was created in July 2006. EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in 2008. All intercompany transactions and balances are eliminated in consolidation

1-4 Revenue recognition

Sales of goods:

For medical device sales with no significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one-year warranty upon installation. The Company accrues for the estimated training and warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.

Sales of RPPs and leases:

Revenues related to the sale of Ablatherm treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.
Sales of spare parts and services:

Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one year and are recognized on a linear basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.

1-5 Shipping and handling costs

The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.

1-6 Cash equivalents and short term investments

Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.

Cash investments with a maturity higher than 90 days are considered as short-term investments.

1-7 Accounts Receivables

Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors.

1-8 Inventories

Inventories are valued at the lower of manufacturing cost, which is principally comprised of components and labor costs, or market (net realizable value). Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

1-9 Property and equipment

Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:

Leasehold improvements.....................................   10 years or lease term if shorter
Equipment..............................................................   3-10 years
Furniture, fixtures, fittings and other ................   2-10 years

Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.
1-10 Long-lived assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

1-11 Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents....................................................................  5 years
Licenses.................................................................  5 years
Trade name and trademark .................................  7 years

1-12   Treasury Stocks

Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations.
1-13 Warranty expenses

The Company generally provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income.

1-14 Income taxes

The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.

As of January 1, 2007, the Company adopted FIN48 (now ASC 740) "Accounting for uncertainty in income tax". Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

1-15 Research and development costs

Research and development costs are recorded as an expense in the period in which they are incurred. The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash .

1-16 Advertising costs

Advertising costs are recorded as an expense in the period in which they are incurred.

1-17 Foreign currency translation and transactions

Translation of the financial statements of consolidated companies

The reporting currency of EDAP TMS S.A. for all years presented is the euro (€).  The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:

·	assets and liabilities are translated at year-end exchange rates;
·	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
·	statement of income items are translated at average exchange rates for the year; and
·	translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.
1-18 Earnings per share

Basic earnings per share is computed by dividing income available to common shareholders by the number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

1-19 Derivative instruments

ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses from derivative instruments are recorded in the income statement.

1- 20 Employee stock option plans

At June 30, 2012, the Company had three stock-based employee compensation plans. The Company adopted ASC 718, “Share-Based Payment”, effective January 1, 2006. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).

The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model.

The Company did not make any stock option grant during the year ended December 31, 2011 nor during the 6-month period ended June 30, 2012.
1-21 Debentures and Warrants

Convertible Debentures

On October 29, 2007, the Company issued $20 million in aggregate principal amount of non-secured, convertible debentures due October 29, 2012  (the ‘2007 Convertible Debentures’) with detachable warrants (the ‘2007 Warrants’). See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. At the inception date, the Company elected to measure the instrument and the embedded derivatives in their entirety at fair value, with changes in fair value reported in the income statement under financial income, in accordance with ASC 815. Thus, the convertible debentures together with their embedded derivatives were recorded as a liability, with subsequent changes in fair value recorded in financial income and expenses. The Company used a binomial valuation model to measure the fair value of the Investor Warrants as defined below and a binomial valuation model with a Company specific credit spread to measure the fair value of the convertible debentures.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Warrants.  Pursuant to the terms of the Exchange Agreement, certain holders agreed to exchange their outstanding securities for newly issued ordinary shares and an amount in cash (the ‘Option A Holders’), while all other holders (the ‘Option B Holders’) agreed to exchange their outstanding securities for new, non-convertible debentures due June 30, 2014 (the ‘2012 Non-convertible Debentures’) and new warrants (the ‘2012 Exchange Offer Warrants’). The Company closed the Exchange on January 25, 2012. The 2012 Non-convertible Debentures were recorded as a liability at their fair value at inception and subsequently valued on an amortized cost basis with changes recorded as a financial expense. The 2012 Exchange Offer Warrants were recorded as equity instruments and the Company used a Black-Scholes pricing model to determine their value at inception. See Note 6, 7 and 8 for further discussion.

Warrants:

The 2007 Warrants were issued to both the investors in the 2007 Convertible Debentures and to the bank that assisted the Company as the Placement Agent. See Note 14 of the 2011 Annual Report on Form 20-F for further discussion. The warrants issued to the investors in the convertible debentures (“The 2007 Investor Warrants”) and the Placement Agent (“The 2007 Placement Agent Warrants”) were evaluated at issuance under FASB ASC 480-10-25, and ASC 815-40-15 and ASC 815-40-25 (formerly EITF 07-5 and 00-19, respectively) as freestanding instruments, as they were both legally detachable and separately exercisable from any other instruments. Based on this analysis, the 2007 Warrants were classified as a derivative liability because the Company may have been required to pay a net-cash settlement upon the occurrence of certain events outside the control of the company. Specifically, Section 3(e) (Certain Adjustments-Fundamental Transaction) of the 2007 Warrants provided that under certain circumstances outside the control of the Company, the Company might be required, at the Holder’s election, to pay an amount of cash equal to the value of the warrant  as determined in accordance with the Black-Scholes option pricing model.  As a result, the 2007 Warrants did not qualify for the a scope exception from derivative accounting under ASC 815-10-15-74(a) as it was not always within the Company’s control to settle the contract in its own shares and therefore did not meet the guidance of ASC 815-40-25.

The valuation model of the 2007 Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments. For subsequent years, the Company used a Black-Scholes valuation model with changes in fair value recorded as a financial expense or income. At December 31, 2011, all the 2007 Placement Agent Warrants had been exchanged against ADRs.

The 2012 Exchange Offer Warrants were issued to Option B Holders as part of the January 19, 2012 Exchange Agreement, closed on January 25, 2012. The Warrants (also legally detachable and separately exercisable) do not provide for any net cash settlement in any circumstances. Specifically, the ‘Black- Scholes’ cash settlement provision has been eliminated in Section 3(e) of the 2012 Exchange Offer Warrants. Considering this and all the other relevant features of the 2012 Exchange Offer Warrants, the Company determined that the Warrants, which require settlement in shares, should be recognized as equity instruments.  More specifically, the shares underlying the 2012 Exchange Offer Warrants were a fixed number of shares that were not redeemable outside of the Company’s control, and therefore the guidance of ASC 480-10-25 did not apply.  Further, the 2012 Exchange Offer Warrants qualified for a scope exception from derivative accounting under ASC 815-10-15-74(a) as the New Warrants are both indexed to the Company’s own stock and can be classified in stockholders’ equity in the statement of financial position. See Note 7.6 for further discussion.

The Company used the Black-Scholes pricing model to value the 2012 Exchange Offer Warrants at inception, with changes in fair value recorded as a financial expense or income.

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”) with warrants attached (the “March 2012 Investor Warrants”).  The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the “March 2012 Placement Agent Warrants” and together with the March 2012 Investor Warrants, the “March 2012 Warrants”).  As the March 2012 Warrants, also legally detachable and separately exercisable, comprised the same structure and provisions than the Exchange Offer Warrants, the Company made the initial assessment that the March 2012 Warrants qualified for equity classification and based its unaudited, interim press release information furnished as of March 31, 2012 and June 30, 2012 on that assessment. Pursuant to further analysis and guidance of ASC 815-40-15-7(i), the Company determined that the March 2012 Warrants could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price of the March 2012 Warrants is determined in U.S. dollars while the functional currency of the Company is the Euro. Therefore, the Company finally determined that the March 2012 Warrants should be accounted for as a liability and reflected this analysis and related changes in the current report on the Company’s financial position as of June 30, 2012, being the Company’s first financial statements filed for the year 2012.

The Company used the Black-Scholes pricing model to value the March 2012 Warrants at inception, with changes in fair value recorded as a financial expense or income.

1-22 Leases and Sales and leaseback transactions

In accordance with ASC 840, Accounting for Leases, the Company classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one of the following criteria; otherwise, it is an operating lease:

-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property's estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

The Company enters into sale and leaseback transactions from time to time. In accordance with ASC 840, any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.

Cash and Cash Equivalents Disclosure	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents are comprised of the following:

	06-30-2012	12-31-2011
Total cash and cash equivalents	4,555	4,900
Short term investments	3,513	1,572
Total cash and short term investments	8,068	6,472

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.

Inventories	6 Months Ended
Jun. 30, 2012
Inventories [Text Block]
3—INVENTORIES

Inventories consist of the following:

	06-30-2012	12-31-2011
Components, spare parts	4,046	3,657
Work-in-progress	602	573
Finished goods	991	856
Total gross inventories	5,640	5,086
Less: provision for slow-moving inventory	(1,181)	(1,167)
Total	4,459	3,920

Lease Obligations	6 Months Ended
Jun. 30, 2012
Lease Obligations [Text Block]
5—CAPITAL LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At June 30, 2012, this equipment consists mainly of medical devices for an amount of €922 thousand and vehicles for an amount of  €82 thousand.

Short-Term Borrowings	6 Months Ended
Jun. 30, 2012
Short-Term Borrowings [Text Block]
4—SHORT-TERM BORROWINGS

As of June 30, 2012, short-term borrowings consist of €786 thousand of account receivables factored and for which the Company is supporting the risk of non-collection and loans in euros amounting to €1,000 thousand with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 19, 2012	Euribor + 0,5%

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Text Block]
6—LONG-TERM DEBT

Long-term debt consists of the following:

	06-30-2012	12-31-2011
Japanese yen term loan	662	728
Italian euro term loan	165	215
Malaysia term loan	12	15
Convertible debentures carried at fair value		7,085
Non-Convertible debentures carried at fair value	4,203
Investor Warrants	1,682	195
Placement agent Warrants	198
Total	6,922	8,238
Less current portion	248	7,518
Total long-term portion	6,674	720

Long-term debt at June 30, 2012 matures as follows:

2012	140
2013	237
2014	4,336
2015	98
2016	1,973
2017	93
2018	46
Total	6,922

As of June 30, 2012, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

‘000 Yen	Amount	Maturation	Interest rate
Japan
	10,000	July 17, 2014	2.00%
	10,000	March 31, 2015	0.10%
	10,000	June 30, 2018	0.10%
	55,000	June 30, 2018	1.80%

As of June 30, 2012, long-term debt in Italy consists of one loan in Euro with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
Italy	404	January 31, 2014	Euribor +1.9%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2012, long-term debt in USD consists of the oustanding $8 million debt, out of the $10 million debt raised on January 25, 2012 through an Exchange Agreement with selected investors, and the fair value of the March 2012 Warrants, recorded as a liability – see also Note 1-21 on the accounting treatment of the debentures and warrants.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Investor Warrants. Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash; and
·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs (collectively, the “Exchange”).

On January 25, 2012, the Company closed the Exchange and all of the 2007 Convertible Debentures and the 2007 Investor Warrants were exchanged for the 2012 Non convertible Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the 2012 Exchange Offer Warrants and $500,000 in cash.

The Company considered guidance contained in ASC 405-20 – Extinguishments of Liabilities,  ASC 470-50 – Debt Modifications and Extinguishment and ASC 470-60 – Troubled Debt Restructuring, for the general concepts on debt modifications and restructurings. As a result, the Company determined that the Debt Extinguishment model should apply to account for the Exchange and that gains or losses that could result from the Exchange would be recognized in its income statement.

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. We also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016.  Total gross proceeds for the placement amounted to $5.625 million. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated March 28, 2012.

On May 9, 2012, the Company used $2.0 million of the net proceeds from the March 2012 Placement to partially reimburse the 2012 Non-convertible Debentures, thus reducing their outstanding amount to $8.0 million.

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company (1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability. As a result, the Company’s financial position as of June 30, 2012 stated in the current Form 6-K reflect such accounting analysis.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  2007 Investor Warrants:

The valuation model of the Investor Warrants uses a Black -Scholes model.

As of December 31, 2011, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

As of June 30, 2012, all the 2007 investor warrants have been exchanged through the Exchange Agreement.

On that basis, the unit fair value of the Investor Warrants was $0.29 per warrant as of December 31, 2011. The total fair value for the remaining 882,000 issued Investor warrants was $0,253 million at December 31, 2011.

Fair Value of the 2007 Convertible Debentures:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:

-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was $5.780 million ($7.909 million before liquidity discount) at inception date and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

As of June 30, 2012, all convertible debt has been exchanged through the Exchange Agreement.

Fair Value of  March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%

As of June 30, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.94
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.68%
-	Share price volatility: 120%

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, and $1.51 per warrant as of June 30, 2012. The total fair value for the 1,406,250 issued Investor warrants was  $2.173 million at inception date and  $2.118 million at June 30, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%

As of June 30, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.94
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.60%
-	Share price volatility: 120%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, and $1.48 per warrant as of June 30, 2012. The total fair value for the 168,750 issued Placement Agent warrants was  $0.256 million at inception date and  $0.249 million at June 30, 2012.

Shareholders Equity	6 Months Ended
Jun. 30, 2012
Shareholders Equity [Text Block]
7—SHAREHOLDERS’ EQUITY

7-1 Common stock
As of June 30, 2012, EDAP TMS S.A.’s common stock consisted of 18,638,801 issued shares, fully paid, and with a par value of €0.13 each. 18,257,273 of the shares were outstanding.

7-2 Pre-emptive subscription rights
Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

7-3 Dividend rights
Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception.

7-4 Treasury stock
As of June 30, 2012, the 381,528 shares of treasury stock consisted of (i) 331,988 shares acquired between August and December 1998 for €956 thousand and (ii) 49,540 shares acquired in June and July 2001 for €150 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 7-5).

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

7-5 Stock-option plans

As of June 30, 2012, the 381,528 ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows:

-	124,000 shares which may be purchased at a price of €2.60 per share pursuant to the exercise of options that were granted in 2004, and

-	174,100 shares which may be purchased at a price of €2.38 per share pursuant to the exercise of options that were granted on June 25, 2010.

As of June 30 2012, the Company sponsored three stock purchase and subscription option plans:

On January 29, 2004, the shareholders of the Company authorized the Board of Directors to grant up to 240,000 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Under this plan, 124,000 options were still in force on June 30, 2012.

On May 22, 2007, the shareholders of the Company authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. Conforming to this stock option plan, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS on October 29, 2007, and 95,912 options to subscribe to new Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, a total of 513,500 options to subscribe to new shares were still in force on June 30, 2012.

On June 24, 2010, the shareholders of the Company authorized the Board of Directors to grant up to 229,100 options to purchase up to 229,100 Shares. Conforming to this stock option plan, the Board of Directors granted 229,100 options to purchase Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, 174,100 options were still in force on June 30, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2012, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:
	June 30, 2012		December 31, 2011		December 31, 2010
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	830,025	3.23	906,775	3.19	656,013	3.57
Granted	-	-	-	-	325,012	2.23
Exercised	-	-	-	-	(18,000)	2.15
Forfeited	(15,000)	3.13	(51,750)	3.03	(56,250)	2.45
Expired	(3,425)	2.02	(25,000)	2.08
Outstanding at the end of the period	811,600	3.18	830,025	3.23	906,775	3.19
Exercisable at the end of the period	676,594	3.38	621,516	3.50	486,446	3.52
Shares purchase options available for grant on at end of period	83,428		72,003		16,003

The following table summarizes information about options to purchase Shares already held by the Company as treasury Shares, or to subscribe to new Shares, at June 30, 2012:

	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)

3.99	417,588	5.3	3.99	417,588	3.99
2.60	124,000	1.7	2.60	124,000	2.60
2.38	174,100	7.0	2.38	87,050	2.38
1.88	95,912	7.0	1.88	47,956	1.88
1.88 to 3.99	811,600	5.3	3.18	676,594	3.38

The Company applies FAS 123R on Share Based Payments and its related interpretations in accounting for its employee stock options.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

7-6 Warrants

On January 25, 2012, pursuant to the Exchange Agreement, we issued warrants (the “2012 Exchange Offer Warrants”)  to purchase 408,691 newly issued ordinary shares, to certain holders of the Debentures, at an exercise price equal to the par value per share. The 2102 Exchange Offer Warrants are exercisable immediately and will expire on January 24, 2022. The fair value of the Exchange Agreement Warrants at inception amounts to 805 K€.

At inception, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.59
-	Strike price of warrants: €0.13
-	Risk free interest rate at 10 years: 2.08%
-	Share price volatility: 120%

On that basis, the unit fair value of the 2012 Exchange Offer Warrants was $2.56 per warrant at inception date. The total fair value for the 408,691 issued 2012 Exchange Offer Warrants was  $1.047 million at inception date.

Financial Income, Net	6 Months Ended
Jun. 30, 2012
Financial Income, Net [Text Block]
8—FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:
	6 months 2012	6 months 2011
Interest income	77	95
Interest expense	(1,325)	(421)
Depreciation of prepaid expenses on debt grant	(31)	(112)
Changes in fair value of the 2007 Convertible Debentures	(2,345)	936
Changes in fair value of the warrants	(316)	696
Total	(3,941)	1,194

In 2012, interest expense on the 2012 Non-convertible Debenture amounted to €901 thousand, of which €326 thousand expense for the payment of the 9% interest coupon.

Interest expense in 2011 comprised a €329 thousand expense for the payment of the 9% interest coupon on the convertible debentures and accelerated conversion.

The 2007 Convertible Debenture was recorded at fair value. At the date of the Exchange Offer, the 2007 Convertible Debt was remeasured, which resulted in a loss of €2,250 thousand.

Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information [Text Block]
9—SEGMENT INFORMATION

In July of fiscal year 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding company, EDAP TMS S.A. (‘EDAP TMS Corporate’),, the High Intensity Focused Ultrasound (‘HIFU’) Division and the Urological Devices and Services (‘UDS’) Division.

In January 2007, the Company announced that a fourth segment was created, named FDA PMA, to report the on the clinical activity pursuing the FDA approval for the Ablatherm.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Segment operating profit or loss are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2012	6 months 2011
Segment operating loss	(1,943)	(1,930)
Interest income, net	(3,941)	1,194
Foreign Currency exchange (losses) gains, net	(11)	(400)
Other income, net net	40	-
Income tax (expense) credit net	(25)	(94)
Consolidated net loss net	(5,880)	(1,230)

A summary of the Company’s operations by business unit is presented below for periods ending  June 30, 2012 and 2011:

	HIFU Division	UDS Division	EDAP TMS Corporate	Total before FDA PMA	FDA PMA	Total consolidated
6 months 2012
Sales of Goods (incl. consumables)	466	5,746	__	6,212	__	6,212
Sales of RPPs & Leases,	1,505	696	__	2,201	__	2,201
Sales of Spare Parts & Services	454	2,096		2,550		2,550
Total Net Sales	2,426	8,538	__	10,963	__	10,963
Other Revenues	(3)	3		-		-
Total Revenues	2,422	8,541		10,963		10,963
Gross Profit	1,103	3,193	__	4,296	__	4,296
Research & Development	(717)	(451)	__	(1,168)	(395)	(1,563)
SG&A + Depreciation	(1,349)	(2,697)	(589)	(4,634)	(42)	(4,676)
Operating income (loss)	(964)	46	(589)	(1,507)	(437)	(1,943)

	HIFU Division	UDS Division	EDAP TMS Corporate	Total before FDA PMA	FDA PMA	Total consolidated
6 months 2011
Sales of Goods (incl. consumables)	423	3,312	__	3,736	__	3,736
Sales of RPPs & Leases,	1,700	652	__	2,352	__	2,352
Sales of Spare Parts & Services	596	1,942		2,537		2,537
Total Net Sales	2,719	5,906	__	8,625	__	8,625
Other Revenues	25			25		25
Total Revenues	2,744	5,906		8,650		8,650
Gross Profit	1,470	2,029	__	3,500	__	3,500
Research & Development	(446)	(400)	__	(846)	(336)	(1,182)
SG&A + Depreciation	(1,310)	(2,271)	(631)	(4,212)	(36)	(4,248)
Operating income (loss)	(285)	(642)	(631)	(1,558)	(372)	(1,930)